Goodwill and Intangible Assets - Intangible Assets (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2015	Oct. 03, 2014	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 304,344		$ 304,344		$ 294,505	$ 296,692
Accumulated Amortization	(236,995)		(236,995)		(225,839)	(210,894)
Net Carrying Value	67,349		67,349		68,666	85,798
Amortization of intangible assets	7,890	$ 8,879	15,509	$ 17,463	33,022	35,128	$ 41,158
Amortization of intangible assets included as COGS			4,580	4,944	9,706	10,780	10,902
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016					28,465
2016 (remainder)	15,087		15,087
2017	18,840		18,840		16,438
2018	11,780		11,780		8,830
2019	7,919		7,919		4,976
2020	5,328		5,328		2,624
Contract-Based Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets included as COGS					9,706	10,780	10,902
Customer-related intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	130,150		130,150		130,150	129,290
Accumulated Amortization	(112,747)		(112,747)		(110,449)	(112,936)
Net Carrying Value	17,403		17,403		19,701	16,354
Amortization of intangible assets included as COGS	2,290	2,472	4,580	4,944
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	53,550		53,550		53,550	54,975
Accumulated Amortization	(45,088)		(45,088)		(39,846)	(30,213)
Net Carrying Value	8,462		8,462		13,704	24,762
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	120,644		120,644		110,805	112,427
Accumulated Amortization	(79,160)		(79,160)		(75,544)	(67,745)
Net Carrying Value	41,484		41,484		35,261	44,682
Amortization of intangible assets					13,902	12,470	15,421
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016					14,146
2016 (remainder)	8,307		8,307
2017	13,142		13,142		10,740
2018	9,438		9,438		6,488
2019	5,870		5,870		2,928
2020	3,668		3,668		959
Purchased software
Finite-Lived Intangible Assets [Line Items]
Net Carrying Value	36,953		36,953		30,864	35,302
Amortization of intangible assets	3,607	3,784	7,074	7,367
Internally developed software for external use
Finite-Lived Intangible Assets [Line Items]
Net Carrying Value	3,231		3,231		2,950	7,639
Amortization of intangible assets	449	619	749	1,237	1,678	2,001	2,488
Internally developed software for internal use
Finite-Lived Intangible Assets [Line Items]
Net Carrying Value	1,300		1,300		1,447	1,741
Amortization of intangible assets	$ 73	$ 73	$ 147	$ 147	$ 294	$ 190	$ 0